Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of lease expense

Operating
Lease
Contractual cash payments for the remaining lease term as of December 31, 2024
2025	$116,250
Less implied interest	4,388
Total	$111,862
Discount rate applied	8.47%
Remaining lease term (months) as of December 31, 2024	10

Lease expense for the year ended December 31, 2023:
Lease expense	$136,022
Total	$136,022

Lease expense for the year ended December 31, 2024:
Lease expense	$136,022
Total	$136,022